Note 18 - Operating Segmentation (Tables)	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	January 31, 2024				January 31, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$26,568	$-	$-	$26,568	$24,274	$-	$-	$24,274
Non-interest income	120	2,500	(337)	2,283	2	1,833	(191)	1,644
Total revenue	26,688	2,500	(337)	28,851	24,276	1,833	(191)	25,918

Provision for credit losses	(127)	-	-	(127)	385	-	-	385
	26,815	2,500	(337)	28,978	23,891	1,833	(191)	25,533

Non-interest expenses:
Salaries and benefits	5,371	1,167	-	6,538	6,684	1,573	-	8,257
General and administrative	4,276	394	(337)	4,333	2,862	455	(191)	3,126
Premises and equipment	768	385	-	1,153	623	329	-	952
	10,415	1,946	(337)	12,024	10,169	2,357	(191)	12,335

Income (loss) before income taxes	16,400	554	-	16,954	13,722	(524)	-	13,198

Income tax provision	4,136	119	-	4,255	3,789	(8)	-	3,781

Net income (loss)	$12,264	$435	$-	$12,699	$9,933	$(516)	$-	$9,417

Total assets	$4,299,625	$26,645	$(16,635)	$4,309,635	$3,522,279	$23,797	$(14,386)	$3,531,690

Total liabilities	$3,914,863	$28,625	$(22,887)	$3,920,601	$3,174,197	$27,751	$(21,435)	$3,180,513